UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21698

              GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                       Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Third Quarter Report — September 30, 2017

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) was 1.8%, compared with total returns of 2.5% and 4.9% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 4.6%. The Fund’s NAV per share was $5.48, while the price of the publicly traded shares closed at $5.61 on the NYSE American. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	1.83%	(0.63)%	(5.04)%	(6.26)%	(5.03)%	0.68%
Investment Total Return (c)	4.62	(1.08)	(3.24)	(5.86)	(4.50)	0.57
CBOE S&P 500 Buy/Write Index	2.54	12.84	7.10	7.64	4.84	5.56
Bloomberg Barclays Government/Credit Bond Index	0.76	(0.07)	2.84	2.09	4.31	4.30
Energy Select Sector Index	7.00	0.19	(6.15)	1.22	1.38	6.03
XAU Index	4.92	(9.47)	2.26	(13.98)	(5.57)	0.34

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 86.3%
	Energy and Energy Services — 38.3%
135,000	Anadarko Petroleum Corp.(a)	$6,594,750
36,400	Andeavor(a)	3,754,660
113,000	Apache Corp.(a)	5,175,400
140,075	Baker Hughes a GE Co.(a)	5,129,547
328,800	BP plc, ADR(a)	12,635,784
140,500	Cabot Oil & Gas Corp.	3,758,375
40,000	Cheniere Energy Inc.†	1,801,600
214,000	Chevron Corp.(a)	25,145,000
28,000	Cimarex Energy Co	3,182,760
34,000	Concho Resources Inc.†	4,478,480
125,000	ConocoPhillips(a)	6,256,250
125,000	Devon Energy Corp.(a)	4,588,750
78,700	Diamondback Energy Inc.†(a)	7,709,452
117,620	Enbridge Inc.	4,921,221
450,001	Eni SpA	7,445,950
143,000	EOG Resources Inc.(a)	13,833,820
46,000	EQT Corp.	3,001,040
503,000	Exxon Mobil Corp.(a)	41,235,940
234,000	Halliburton Co.(a)	10,771,020
32,000	Helmerich & Payne Inc.	1,667,520
45,000	Hess Corp.(a)	2,110,050
420,000	Kinder Morgan Inc.(a)	8,055,600
210,000	Marathon Oil Corp.	2,847,600
122,500	Marathon Petroleum Corp.(a)	6,869,800
45,000	Newfield Exploration Co.†	1,335,150
119,854	Noble Energy Inc.	3,399,059
81,000	Occidental Petroleum Corp.(a)	5,201,010
75,500	ONEOK Inc.	4,183,455
30,000	Patterson-UTI Energy Inc.	628,200
114,500	Phillips 66	10,489,345
54,000	Pioneer Natural Resources Co.(a)	7,967,160
60,000	Range Resources Corp.	1,174,200
840,000	Royal Dutch Shell plc, Cl. A	25,309,070
303,766	Schlumberger Ltd.(a)	21,190,716
171,500	Suncor Energy Inc.(a)	6,007,645
80,900	Sunoco LP	2,515,990
113,000	TechnipFMC plc†(a)	3,154,960
254,500	The Williams Companies Inc.(a)	7,637,545
267,400	Total SA, ADR(a)	14,311,248
140,000	Valero Energy Corp.(a)	10,770,200

		318,245,322

	Metals and Mining — 48.0%
710,000	Acacia Mining plc	1,848,567
672,000	Agnico Eagle Mines Ltd.(a)	30,381,120
1,580,000	Alacer Gold Corp.†	2,760,489
2,510,045	Alamos Gold Inc., Cl. A(a)	16,967,904
723,000	AngloGold Ashanti Ltd., ADR(a)	6,716,670
300,180	Antofagasta plc	3,817,262
700,000	Asanko Gold Inc.†	661,992
3,086,656	AuRico Metals Inc.†	3,116,960

Shares		Market Value

3,800,000	B2Gold Corp.†	$10,640,000
768,100	Barrick Gold Corp.(a)	12,358,729
2,400,000	Belo Sun Mining Corp.†	1,077,139
3,000,000	Centamin plc	5,824,970
1,725,000	Continental Gold Inc.†	4,175,115
1,010,000	Detour Gold Corp.†	11,138,129
1,579,800	Eldorado Gold Corp.(a)	3,475,560
506,434	Eldorado Gold Corp.	1,112,105
900,000	Fortuna Silver Mines Inc.†	3,942,000
360,000	Franco-Nevada Corp.(a)	27,892,800
1,596,636	Fresnillo plc	30,059,812
587,000	Gold Fields Ltd., ADR	2,529,970
859,000	Goldcorp Inc.(a)	11,132,640
4,676,832	Hochschild Mining plc	14,382,636
500,000	Klondex Mines Ltd.†	1,823,282
40,000	Labrador Iron Ore Royalty Corp.	634,743
560,000	MAG Silver Corp.†	6,269,846
1,194,725	Newcrest Mining Ltd.	19,724,910
459,800	Newmont Mining Corp.(a)	17,247,098
596,100	Northern Dynasty Minerals Ltd.†	1,070,137
1,895,000	Northern Star Resources Ltd.	7,343,002
3,000,000	OceanaGold Corp.	9,064,316
590,000	Osisko Gold Royalties Ltd.	7,612,903
500,000	Osisko Mining Inc.†	1,759,167
150,000	Osisko Mining Inc.†(b)	501,362
850,000	Perseus Mining Ltd.†	224,805
40,000	Polyus PJSC, GDR	1,549,600
109,600	Pretium Resources Inc., New York†	1,014,896
150,400	Pretium Resources Inc., Toronto†	1,392,202
427,900	Randgold Resources Ltd., ADR(a)	41,788,714
762,200	Richmont Mines Inc.†	7,104,296
300,500	Rio Tinto plc, ADR(a)	14,180,595
285,000	Royal Gold Inc.(a)	24,521,400
2,954,500	Saracen Mineral Holdings Ltd.†	3,047,525
850,000	SEMAFO Inc.†	2,248,046
1,060,000	Tahoe Resources Inc.(a)	5,586,200
590,000	Torex Gold Resources Inc.†	9,244,240
600,000	Wesdome Gold Mines Ltd.†	1,048,287
360,700	Wheaton Precious Metals Corp.(a)	6,885,763

		398,899,904

	TOTAL COMMON STOCKS	717,145,226

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Energy Services — 0.4%
82,300	Kinder Morgan Inc., 9.750%, Series A	3,501,865

	EXCHANGE TRADED FUNDS — 0.7%
590,000	United States Oil Fund LP†	6,153,700

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares			Market Value
		WARRANTS — 0.0%
		Metals and Mining — 0.0%
150,000		Osisko Mining Inc., expire 08/28/18†(b)(c)	$45,125

Principal Amount

		CONVERTIBLE CORPORATE BONDS — 0.8%
		Metals and Mining — 0.8%
$ 1,600,000		B2Gold Corp., 3.250%, 10/01/18	1,663,000
4,800,000		Detour Gold Corp., 5.500%, 11/30/17.	4,824,000
250,000		Pretium Resources Inc., 2.250%, 03/15/22(b)	233,437

			6,720,437

		CORPORATE BONDS — 1.8%
		Energy and Energy Services — 0.4%
1,000,000		CONSOL Energy Inc., 5.875%, 04/15/22	1,015,000
1,000,000		The Williams Companies Inc., 7.875%, 09/01/21	1,180,000
1,000,000		Weatherford International Ltd., 7.750%, 06/15/21	1,043,750

			3,238,750

		Metals and Mining — 1.4%
2,000,000		Cia Minera Ares SAC, 7.750%, 01/23/21(b)(c)	2,107,500
2,000,000		Freeport-McMoRan Inc., 3.550%, 03/01/22	1,974,380
2,500,000		Gold Fields Orogen Holdings BVI Ltd., 4.875%, 10/07/20(b)	2,575,000
2,000,000		IAMGOLD Corp., 7.000%, 04/15/25(b)	2,117,500
600,000	(d)	Kirkland Lake Gold Inc., 7.500%, 12/31/17	588,555
2,000,000		New Gold Inc., 6.250%, 11/15/22(b)	2,082,500

			11,445,435

		TOTAL CORPORATE BONDS	14,684,185

		U.S. GOVERNMENT OBLIGATIONS — 15.0%
125,200,000		U.S. Treasury Bills, 0.972% to 1.145%††, 11/02/17 to 03/15/18(e)	124,885,148

		PURCHASED OPTIONS — 0.0% (Cost $241,745)	33,000

		TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 105.0% (Cost $996,053,238)	$873,168,686

Market Value
Aggregate tax cost	$1,076,241,536
Gross unrealized appreciation	$14,193,719
Gross unrealized depreciation	(217,266,569)

Net unrealized appreciation/depreciation	$(203,072,850)

WRITTEN OPTIONS — (5.0)% (Premiums received $38,452,930)	$(41,776,715)

Aggregate premiums	$(38,452,930)

Gross unrealized appreciation	$10,804,660
Gross unrealized depreciation	(14,128,445)

Net unrealized appreciation/depreciation	$(3,323,785)

TOTAL INVESTMENTS — 100.0% (Cost $957,600,308)	$831,391,971

(a)	Securities, or a portion thereof, with a value of $308,673,345 were deposited with the broker as collateral for securities sold short and options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of Rule 144A securities amounted to $9,662,424 or 1.16% of total investments.

(c)

At September 30, 2017, the Fund held investments in restricted and illiquid securities amounting to $ 2,152,625 or 0.26% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares/ Principal Amount	Issuer	Acquisition Dates	Acquisition Cost	09/30/17 Carrying Value Per Share/ Bond
$2,000,000	Cia Minera Ares SAC. 7.750%, 01/23/21	03/18/16- 03/31/16	$1,981,837	1,053.7500
150,000	Osisko Mining Inc., expire 08/28/18	02/17/17	68,706	0.3008

(d)	Principal amount denoted in Canadian Dollars.
(e)	At September 30, 2017, $57,805,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
Long Positions
United States	48.6%	$403,780,341
Canada	27.2	226,575,351
Europe.	21.2	176,309,146
Asia/Pacific	3.7	30,340,242
Latin America	3.2	26,916,966
South Africa	1.1	9,246,640

Total Investments	105.0%	$873,168,686

Geographic Diversification	% of Total Investments	Market Value
Short Positions
United States	(4.4)%	$(37,056,386)
Europe.	(0.3)	(2,201,939)
Canada	(0.2)	(1,735,925)
Asia/Pacific Rim	(0.1)	(782,465)

Total Investments	(5.0)%	$(41,776,715)

As of September 30, 2017, options purchased outstanding were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value

Exchange Traded Call Options Purchased — 0.0%
VanEck Vectors Gold Miners ETF	3,000	USD 6,888,000	USD 26.00	11/17/17	$33,000

TOTAL EXCHANGE TRADED CALL OPTIONS PURCHASED					$33,000

As of September 30, 2017, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

OTC Call Options Written — (2.0)%
Agnico Eagle Mines Ltd.	Pershing LLC	2,090	USD	9,448,890	USD	52.50	12/15/17	$104,085
Alacer Gold Corp.	Pershing LLC	7,200	USD	4,867,200	USD	8.50	11/17/17	35,352
Anadarko Petroleum Corp.	Pershing LLC	200	USD	977,000	USD	42.50	12/15/17	143,570
Andeavor	Pershing LLC	105	USD	1,083,075	USD	95.00	10/20/17	81,817
AngloGold Ashanti Ltd., ADR	Pershing LLC	1,680	USD	1,560,720	USD	10.00	12/15/17	70,074
Antofagasta plc	Morgan Stanley	300	GBp	2,847,000	GBp	920.00	11/17/17	207,552
Apache Corp.	Pershing LLC	375	USD	1,717,500	USD	42.50	11/17/17	149,839
Apache Corp.	Pershing LLC	380	USD	1,740,400	USD	42.50	12/15/17	169,814
B2Gold Corp.	The Goldman Sachs Group, Inc.	4,050	USD	1,134,000	USD	3.93		135,473
B2Gold Corp.	Pershing LLC	9,000	USD	2,520,000	USD	2.75	12/15/17	232,343
B2Gold Corp.	Pershing LLC	6,000	USD	1,680,000	USD	3.00	12/15/17	95,703
Baker Hughes, a GE Co.	Pershing LLC	450	USD	1,647,900	USD	35.00	11/17/17	117,788
Baker Hughes, a GE Co.	Pershing LLC	450	USD	1,647,900	USD	37.50	12/15/17	58,682
Barrick Gold Corp.	Pershing LLC	2,150	USD	3,459,350	USD	15.50	11/17/17	239,489
Barrick Gold Corp.	Pershing LLC	2,230	USD	3,588,070	USD	17.00	12/15/17	109,244
BP plc, ADR	Pershing LLC	988	USD	3,796,884	USD	35.00	11/17/17	301,093
BP plc, ADR	Pershing LLC	1,250	USD	4,803,750	USD	37.00	12/15/17	206,682

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Chevron Corp.	Pershing LLC	780	USD	9,165,000	USD	105.00	10/20/17	$990,717
Chevron Corp.	Pershing LLC	600	USD	7,050,000	USD	107.50	11/17/17	577,986
Chevron Corp.	Pershing LLC	760	USD	8,930,000	USD	105.00	12/15/17	923,962
Deere & Co.	Pershing LLC	470	USD	2,352,350	USD	46.00	12/15/17	217,589
Devon Energy Corp.	Pershing LLC	400	USD	1,468,400	USD	35.00	12/15/17	123,348
Enbridge Inc.	Pershing LLC	600	USD	2,510,400	USD	40.00	12/15/17	117,906
Eni SpA	Morgan Stanley	300	EUR	2,100,000	EUR	13.00	10/20/17	170,760
Eni SpA	Morgan Stanley	300	EUR	2,100,000	EUR	13.50	11/17/17	109,420
Eni SpA	Morgan Stanley	300	EUR	2,100,000	EUR	14.00	12/15/17	79,797
EOG Resources Inc.	Pershing LLC	470	USD	4,546,780	USD	92.50	12/15/17	310,398
Exxon Mobil Corp.	Pershing LLC	1,680	USD	13,772,640	USD	78.00	11/17/17	693,806
Exxon Mobil Corp.	Pershing LLC	1,670	USD	13,690,660	USD	80.00	12/15/17	465,217
Franco-Nevada Corp.	Pershing LLC	1,200	USD	9,297,600	USD	80.00	12/15/17	307,362
Gold Fields Ltd., ADR	Pershing LLC	970	USD	418,070	USD	4.00	10/20/17	35,706
Goldcorp Inc.	Pershing LLC	1,250	USD	1,620,000	USD	14.00	12/15/17	38,973
Halliburton Co.	Pershing LLC	740	USD	3,406,220	USD	42.50	11/17/17	292,041
Halliburton Co.	Pershing LLC	800	USD	3,682,400	USD	40.00	12/15/17	493,672
Helmerich & Payne Inc.	Pershing LLC	160	USD	833,760	USD	57.50	10/20/17	3,475
Hess Corp.	Pershing LLC	150	USD	703,350	USD	42.50	10/20/17	64,010
Hess Corp.	Pershing LLC	150	USD	703,350	USD	42.50	12/15/17	75,681
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,685,200	USD	20.00	10/20/17	17,024
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,685,200	USD	19.00	11/17/17	92,610
Marathon Oil Corp.	Pershing LLC	700	USD	949,200	USD	12.00	11/17/17	118,391
Marathon Oil Corp.	Pershing LLC	700	USD	949,200	USD	12.50	12/15/17	101,414
Marathon Petroleum Corp.	Pershing LLC	400	USD	2,243,200	USD	52.50	11/17/17	144,696
Marathon Petroleum Corp.	Pershing LLC	375	USD	2,103,000	USD	55.00	12/15/17	107,957
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	2,200	AUD	4,630,546	AUD	22.00	10/26/17	42,745
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	2,200	AUD	4,630,546	AUD	21.50	11/17/17	110,340
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	2,200	AUD	4,630,546	AUD	23.00	11/17/17	33,357
Newcrest Mining Ltd.	Morgan Stanley	4,500	AUD	9,471,572	AUD	22.50	12/15/17	141,734
Noble Energy Inc.	Pershing LLC	400	USD	1,134,400	USD	30.00	10/20/17	7,992
Noble Energy Inc.	Pershing LLC	400	USD	1,134,400	USD	25.00	12/15/17	149,212
Northern Star Resources Ltd.	The Goldman Sachs Group, Inc.	4,800	AUD	2,371,200	AUD	4.50	10/26/17	164,122
Northern Star Resources Ltd.	The Goldman Sachs Group, Inc.	7,800	AUD	3,853,200	AUD	5.00	10/26/17	85,351
Northern Star Resources Ltd.	The Goldman Sachs Group, Inc.	6,350	AUD	3,136,900	AUD	4.75	12/15/17	204,816
Occidental Petroleum Corp.	Pershing LLC	260	USD	1,669,460	USD	62.50	10/20/17	74,222

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Occidental Petroleum Corp.	Pershing LLC	250	USD	1,605,250	USD	60.00	11/17/17	$138,458
Occidental Petroleum Corp.	Pershing LLC	300	USD	1,926,300	USD	62.50	12/15/17	91,075
ONEOK Inc.	Pershing LLC	200	USD	1,108,200	USD	52.50	10/20/17	62,772
ONEOK Inc.	Pershing LLC	355	USD	1,967,055	USD	55.00	12/15/17	75,421
Phillips 66	Pershing LLC	370	USD	3,389,570	USD	80.00	10/20/17	438,467
Phillips 66	Pershing LLC	400	USD	3,664,400	USD	82.50	11/17/17	362,416
Phillips 66	Pershing LLC	375	USD	3,435,375	USD	85.00	12/15/17	266,146
Range Resources Corp.	Pershing LLC	150	USD	293,550	USD	17.50	12/15/17	44,330
Royal Dutch Shell plc	Morgan Stanley	280	GBp	6,295,800	GBp	2,100.00	10/20/17	545,615
Royal Dutch Shell plc	Morgan Stanley	280	GBp	6,295,800	GBp	2,100.00	11/17/17	476,241
Royal Dutch Shell plc	Morgan Stanley	280	GBp	6,295,800	GBp	2,150.00	12/15/17	383,254
Royal Gold Inc.	Pershing LLC	870	USD	7,485,480	USD	85.00	11/17/17	351,906
Royal Gold Inc.	Pershing LLC	980	USD	8,431,920	USD	87.50	12/15/17	326,486
Schlumberger Ltd.	Pershing LLC	938	USD	6,543,488	USD	69.00	10/20/17	131,583
Schlumberger Ltd.	Pershing LLC	1,000	USD	6,976,000	USD	70.00	12/15/17	208,665
Silver Wheaton Corp.	Pershing LLC	1,200	USD	2,290,800	USD	21.00	10/20/17	4,980
Silver Wheaton Corp.	Pershing LLC	1,272	USD	2,428,248	USD	18.50	11/17/17	159,038
Suncor Energy Inc.	Pershing LLC	585	USD	2,049,255	USD	31.00	10/20/17	227,202
Tahoe Resources Inc.	Pershing LLC	4,000	USD	2,108,000	USD	6.50	11/17/17	64,240
TechnipFMC plc	Pershing LLC	400	USD	1,116,800	USD	27.00	12/15/17	79,464
The Williams Companies Inc.	Pershing LLC	900	USD	2,700,900	USD	30.00	10/20/17	46,107
TOTAL SA, ADR	Pershing LLC	700	USD	3,746,400	USD	50.00	10/20/17	243,523
TOTAL SA, ADR	Pershing LLC	960	USD	5,137,920	USD	52.50	12/15/17	209,523
TOTAL SA, ADR	Pershing LLC	1,000	USD	5,352,000	USD	55.00	01/19/18	90,099
Valero Energy Corp.	Pershing LLC	500	USD	3,846,500	USD	65.00	10/20/17	593,995
Valero Energy Corp.	Pershing LLC	500	USD	3,846,500	USD	67.50	11/17/17	452,995
The Williams Companies Inc.	Pershing LLC	745	USD	2,235,745	USD	30.50	12/15/17	58,460

TOTAL OTC CALL OPTIONS WRITTEN								$16,278,870

OTC Put Options Written — (0.0)%
Antofagasta plc	Morgan Stanley	300	GBp	2,847,000	GBp	920.00	12/15/17	$229,300

TOTAL OTC PUT OPTIONS WRITTEN								$229,300

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Exchange Traded Call Options Written — (2.9)%
Agnico Eagle Mines Ltd.	2,250	USD	10,172,250	USD	43.00	10/20/17	$623,250
Agnico Eagle Mines Ltd.	2,000	USD	9,042,000	USD	46.00	11/17/17	340,000
Agnico Eagle Mines Ltd.	380	USD	1,717,980	USD	49.00	11/17/17	28,880
Alacer Gold Corp.	8,000	CAD	1,744,000	CAD	2.50	10/20/17	16,029
Alacer Gold Corp.	6,200	USD	4,191,200	USD	7.50	10/20/17	62,000
Alacer Gold Corp.	7,800	CAD	1,700,400	CAD	2.50	11/17/17	37,508
Alacer Gold Corp.	6,200	USD	4,191,200	USD	7.50	12/15/17	179,800
Alamos Gold Inc.	2,900	USD	1,960,400	USD	7.50	11/17/17	126,875
Anadarko Petroleum Corp.	400	USD	1,954,000	USD	44.00	10/20/17	52,900
Anadarko Petroleum Corp.	300	USD	1,465,500	USD	45.00	10/20/17	123,000
Anadarko Petroleum Corp.	450	USD	2,198,250	USD	45.00	11/17/17	207,900
Andeavor	67	USD	691,105	USD	92.50	11/17/17	75,878
Andeavor	67	USD	691,105	USD	95.00	11/17/17	61,473
Andeavor	125	USD	1,289,375	USD	100.00	01/19/18	84,375
AngloGold Ashanti Ltd., ADR	1,750	USD	1,625,750	USD	9.00	10/20/17	101,500
AngloGold Ashanti Ltd., ADR	1,750	USD	1,625,750	USD	10.00	10/20/17	17,500
AngloGold Ashanti Ltd., ADR	3,800	USD	3,530,200	USD	10.00	11/17/17	173,052
Apache Corp.	375	USD	1,717,500	USD	42.50	10/20/17	123,750
Asanko Gold Inc.	3,500	CAD	413,000	CAD	4.00	10/20/17	2,805
B2Gold Corp.	12,000	USD	3,360,000	USD	2.50	10/20/17	360,000
B2Gold Corp.	11,000	USD	3,080,000	USD	2.50	11/17/17	309,650
Baker Hughes, a GE Co.	500	USD	1,831,000	USD	37.50	10/20/17	27,500
Barrick Gold Corp.	2,300	USD	3,700,700	USD	15.00	10/20/17	271,400
Barrick Gold Corp.	1,000	USD	1,609,000	USD	17.00	11/17/17	36,000
BP plc, ADR	1,050	USD	4,035,150	USD	36.00	10/20/17	263,550
Cabot Oil & Gas Corp.	655	USD	1,752,125	USD	25.00	10/20/17	129,363
Cabot Oil & Gas Corp.	750	USD	2,006,250	USD	25.00	01/19/18	211,875
Cheniere Energy Inc.	400	USD	1,801,600	USD	47.50	12/15/17	56,000
Cimarex Energy Co.	140	USD	1,591,380	USD	100.00	10/20/17	192,500
Cimarex Energy Co.	70	USD	795,690	USD	100.00	12/15/17	107,100
Cimarex Energy Co.	70	USD	795,690	USD	105.00	12/15/17	79,100
Concho Resources Inc.	110	USD	1,448,920	USD	130.00	10/20/17	41,250
Concho Resources Inc.	100	USD	1,317,200	USD	110.00	11/17/17	146,302
Concho Resources Inc.	65	USD	856,180	USD	120.00	12/15/17	93,925
Concho Resources Inc.	65	USD	856,180	USD	125.00	12/15/17	70,200
ConocoPhillips	400	USD	2,002,000	USD	44.00	11/17/17	245,200
ConocoPhillips	380	USD	1,901,900	USD	45.00	11/17/17	198,550
Detour Gold Corp.	3,400	CAD	4,678,400	CAD	14.00	10/20/17	130,795
Detour Gold Corp.	3,200	CAD	4,403,200	CAD	16.00	11/17/17	76,938
Detour Gold Corp.	3,500	CAD	4,816,000	CAD	16.00	12/15/17	117,812
Devon Energy Corp.	400	USD	1,468,400	USD	31.00	10/20/17	224,400
Devon Energy Corp.	400	USD	1,468,400	USD	32.00	11/17/17	190,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Diamondback Energy Inc.	400	USD	3,918,400	USD	92.50	10/20/17	$242,000
Diamondback Energy Inc.	387	USD	3,791,052	USD	97.50	12/15/17	212,850
Eldorado Gold Corp.	6,000	USD	1,320,000	USD	2.50	10/20/17	15,000
Enbridge Inc.	576	USD	2,409,984	USD	42.50	10/20/17	14,400
EOG Resources Inc.	500	USD	4,837,000	USD	94.00	10/20/17	88,415
EOG Resources Inc.	460	USD	4,450,040	USD	85.00	11/17/17	557,750
EQT Corp.	230	USD	1,500,520	USD	60.00	10/20/17	123,970
EQT Corp.	230	USD	1,500,520	USD	67.50	12/15/17	52,900
Exxon Mobil Corp.	1,680	USD	13,772,640	USD	82.50	10/20/17	85,680
Fortuna Silver Mines Inc.	4,500	USD	1,971,000	USD	5.00	12/15/17	56,250
Fortuna Silver Mines Inc.	4,500	USD	1,971,000	USD	5.00	01/19/18	90,000
Franco-Nevada Corp.	1,200	USD	9,297,600	USD	80.00	10/20/17	98,400
Franco-Nevada Corp.	1,200	USD	9,297,600	USD	75.00	11/17/17	799,644
Gold Fields Ltd., ADR	1,700	USD	732,700	USD	4.50	01/19/18	54,400
Goldcorp Inc.	2,500	USD	3,240,000	USD	14.00	10/20/17	12,500
Goldcorp Inc.	3,440	USD	4,458,240	USD	13.00	11/17/17	199,520
Goldcorp Inc.	1,400	USD	1,814,400	USD	14.00	11/17/17	30,800
Halliburton Co.	400	USD	1,841,200	USD	42.50	10/20/17	140,000
Halliburton Co.	400	USD	1,841,200	USD	45.00	10/20/17	60,000
Helmerich & Payne Inc.	160	USD	833,760	USD	52.50	12/15/17	37,600
Hess Corp.	150	USD	703,350	USD	42.50	11/17/17	75,450
Kinder Morgan Inc.	1,400	USD	2,685,200	USD	20.00	12/15/17	43,400
Klondex Mines Ltd.	5,000	CAD	2,275,000	CAD	4.50	10/20/17	80,144
MAG Silver Corp.	1,900	CAD	2,126,100	CAD	18.00	10/20/17	7,614
MAG Silver Corp.	1,900	CAD	2,654,300	CAD	16.00	11/17/17	41,875
MAG Silver Corp.	1,800	CAD	2,014,200	CAD	17.00	12/15/17	46,884
Marathon Oil Corp.	350	USD	474,600	USD	11.00	10/20/17	90,125
Marathon Oil Corp.	350	USD	474,600	USD	12.00	10/20/17	56,000
Marathon Petroleum Corp.	450	USD	2,523,600	USD	55.00	10/20/17	84,150
Newfield Exploration Co.	150	USD	445,050	USD	29.00	10/20/17	19,500
Newfield Exploration Co.	150	USD	445,050	USD	26.00	11/17/17	40,797
Newfield Exploration Co.	150	USD	445,050	USD	26.00	12/15/17	66,000
Newmont Mining Corp.	1,538	USD	5,769,038	USD	32.00	10/20/17	853,590
Newmont Mining Corp.	1,465	USD	5,495,215	USD	35.00	11/17/17	446,825
Newmont Mining Corp.	1,580	USD	5,926,580	USD	38.00	12/15/17	248,060
Noble Energy Inc.	400	USD	1,134,400	USD	25.00	11/17/17	142,000
OceanaGold Corp.	10,000	CAD	3,770,000	CAD	4.00	10/20/17	80,144
OceanaGold Corp.	10,000	CAD	3,770,000	CAD	3.75	11/17/17	240,433
OceanaGold Corp.	10,000	CAD	3,770,000	CAD	4.00	12/15/17	200,361
ONEOK Inc.	200	USD	1,108,200	USD	55.00	10/20/17	23,400
Osisko Gold Royalties Ltd.	2,000	CAD	3,220,000	CAD	16.00	10/20/17	60,108
Osisko Gold Royalties Ltd.	1,900	CAD	3,059,000	CAD	16.00	11/17/17	98,978
Osisko Gold Royalties Ltd.	2,000	CAD	3,220,000	CAD	17.00	12/15/17	60,108

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Osisko Mining Inc.	5,000	CAD	2,195,000	CAD	4.00	10/20/17	$190,343
Patterson-UTI Energy Inc.	300	USD	628,200	USD	16.00	11/17/17	154,500
Pioneer Natural Resources Co.	150	USD	2,213,100	USD	160.00	10/20/17	4,200
Pioneer Natural Resources Co.	150	USD	2,213,100	USD	170.00	10/20/17	750
Pioneer Natural Resources Co.	240	USD	3,540,960	USD	135.00	12/15/17	388,800
Pretium Resources Inc.	850	USD	787,100	USD	10.00	10/20/17	12,750
Pretium Resources Inc.	900	USD	833,400	USD	10.00	12/15/17	51,300
Pretium Resources Inc.	850	USD	787,100	USD	10.00	01/19/18	63,750
Randgold Resources Ltd., ADR	1,500	USD	14,649,000	USD	90.00	10/20/17	1,200,000
Randgold Resources Ltd., ADR	1,400	USD	13,672,400	USD	90.00	11/17/17	2,002,308
Randgold Resources Ltd., ADR	1,379	USD	13,467,314	USD	100.00	12/15/17	562,632
Range Resources Corp.	450	USD	880,650	USD	22.00	10/20/17	5,400
Rio Tinto plc, ADR	1,005	USD	4,742,595	USD	42.50	10/20/17	482,400
Rio Tinto plc, ADR	1,000	USD	4,719,000	USD	45.00	10/20/17	259,000
Rio Tinto plc, ADR	1,000	USD	4,719,000	USD	45.00	12/15/17	355,000
Royal Gold Inc.	1,000	USD	8,604,000	USD	80.00	10/20/17	666,000
Schlumberger Ltd.	550	USD	3,836,800	USD	65.00	11/17/17	291,500
Schlumberger Ltd.	550	USD	3,836,800	USD	67.50	11/17/17	170,500
Silver Wheaton Corp.	1,135	USD	2,166,715	USD	20.00	12/15/17	70,370
Suncor Energy Inc.	500	USD	1,751,500	USD	31.00	12/15/17	217,500
Suncor Energy Inc.	630	USD	2,206,890	USD	34.00	12/15/17	117,495
Tahoe Resources Inc.	4,000	USD	2,108,000	USD	7.50	12/15/17	60,000
TechnipFMC plc	150	USD	418,800	USD	26.00	10/20/17	30,375
TechnipFMC plc	250	USD	698,000	USD	27.00	10/20/17	31,250
TechnipFMC plc	430	USD	1,200,560	USD	26.00	11/17/17	85,144
The Williams Companies Inc.	900	USD	2,700,900	USD	30.00	11/17/17	78,750
Torex Gold Resources Inc.	1,000	CAD	1,955,000	CAD	23.00	10/20/17	13,625
Torex Gold Resources Inc.	1,000	CAD	1,566,000	CAD	26.00	10/20/17	4,007
Torex Gold Resources Inc.	2,300	CAD	4,496,500	CAD	21.00	11/17/17	142,857
Torex Gold Resources Inc.	1,600	CAD	3,128,000	CAD	23.00	12/15/17	86,556
TOTAL SA, ADR	9	USD	48,168	USD	50.00	11/17/17	3,600
United States Commodities Fund LLC	2,300	USD	2,398,900	USD	10.00	10/20/17	115,000
United States Commodities Fund LLC	2,800	USD	2,920,400	USD	10.50	11/17/17	98,000
United States Commodities Fund LLC	800	USD	834,400	USD	10.00	12/15/17	62,400
Valero Energy Corp.	400	USD	3,077,200	USD	70.00	12/15/17	306,400
VanEck Vectors Gold Miners ETF	6,000	USD	13,776,000	USD	22.00	10/20/17	720,000
VanEck Vectors Gold Miners ETF	6,000	USD	13,776,000	USD	23.00	10/20/17	294,000
VanEck Vectors Gold Miners ETF	6,000	USD	27,552,000	USD	22.00	11/17/17	864,000
VanEck Vectors Gold Miners ETF	2,000	USD	4,592,000	USD	23.00	11/17/17	168,000
VanEck Vectors Gold Miners ETF	4,000	USD	9,184,000	USD	22.00	12/15/17	664,000
VanEck Vectors Gold Miners ETF	4,000	USD	9,184,000	USD	23.00	12/15/17	448,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

VanEck Vectors Gold Miners ETF	6,000	USD	13,776,000	USD	24.00	12/15/17	$414,000

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$24,052,372

Exchange Traded Put Options Written — (0.1)%
Franco-Nevada Corp.	800	USD	6,198,400	USD	60.00	10/20/17	$4,000
Royal Gold Inc.	250	USD	2,151,000	USD	60.00	10/20/17	625
State Street Corp.	780	USD	5,341,440	USD	61.00	10/20/17	780
State Street Corp.	250	USD	1,712,000	USD	64.00	10/20/17	1,250
State Street Corp.	1,700	USD	11,641,600	USD	63.50	12/15/17	97,750
Sunoco LP	391	USD	1,216,010	USD	30.00	12/15/17	36,168
VanEck Vectors Gold Miners ETF	3,500	USD	8,036,000	USD	20.00	10/20/17	3,500
VanEck Vectors Gold Miners ETF	1,050	USD	2,410,800	USD	20.50	10/20/17	2,100
VanEck Vectors Gold Miners ETF	7,000	USD	16,072,000	USD	22.50	11/17/17	392,000
VanEck Vectors Gold Miners ETF	3,000	USD	6,888,000	USD	20.50	12/15/17	69,000
VanEck Vectors Gold Miners ETF	1,500	USD	3,444,000	USD	23.00	12/15/17	153,000
VanEck Vectors Gold Miners ETF	2,000	USD	4,592,000	USD	25.00	12/15/17	456,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$1,216,173

TOTAL OPTIONS WRITTEN							$41,776,715

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$378,673,632	$ 20,226,272	$398,899,904
Energy and Energy Services	318,245,322	—	318,245,322
Total Common Stocks	696,918,954	20,226,272	717,145,226
Convertible Preferred Stocks (a)	3,501,865	—	3,501,865
Exchange Traded Funds	6,153,700	—	6,153,700
Warrants (a)	—	45,125	45,125
Convertible Corporate Bonds (a)	—	6,720,437	6,720,437
Corporate Bonds (a)	—	14,684,185	14,684,185
U.S. Government Obligations	—	124,885,148	124,885,148
EQUITY CONTRACTS:
Put Options Purchased	33,000	—	33,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$706,607,519	$166,561,167	$873,168,686
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value)
EQUITY CONTRACTS:
Call Options Written	$(11,452,537)	$(28,878,705)	$(40,331,242)
Put Options Written	(1,074,130)	(371,343)	(1,445,473)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (12,526,667)	$ (29,250,048)	$ (41,776,715)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At September 30, 2017 and December 31, 2016, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2017 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2017, there were no short sales outstanding.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2017, refer to the Schedule of Investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q3/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*   /s/ Bruce N. Alpert

                                                 Bruce N. Alpert, Principal Executive Officer

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Bruce N. Alpert

                                                 Bruce N. Alpert, Principal Executive Officer

Date 11/28/2017

By (Signature and Title)*   /s/ John C. Ball

                                                 John C. Ball, Principal Financial Officer and Treasurer

Date 11/28/2017

* Print the name and title of each signing officer under his or her signature.